Note 24 Provisions for taxes, legal contingencies and other provisions changes over the year (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes over the year of provisions for taxes, legal contingencies and other provisions [Line Items]
Provisions for taxes legal contingents and other provisions	€ 1,220	€ 1,148	€ 1,065
Additions of provisions for taxes legal contingents and other provisions	367	370	651
Acquisition of subsidiaries of provisions for taxes legal contingents and other provisions	0	0	0
Unused amounts reversed during the year of provisions for taxes legal contingents and other provisions	(108)	(92)	(385)
Amount used and other variations of provisions for taxes legal contingents and other provisions	(381)	(206)	(183)
Provisions for taxes legal contingents and other provisions	€ 1,098	€ 1,220	€ 1,148